Segment Reporting - Revenue from Operating Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	$ 31,196	$ 32,632	$ 31,529
Net revenues	32,555	33,836	32,801
Depreciation and amortization	731	690	677
Expenditures for long-lived assets	1,022	1,227	1,048
Eliminations and other
Segment Reporting Information [Line Items]
Net revenues	(471)	(504)	(463)
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	31,198	32,661	31,566
Net revenues	31,456	32,932	31,834
Depreciation and amortization	725	686	673
Expenditures for long-lived assets	1,005	1,220	1,042
Industrial Activities [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	15,204	16,763	15,657
Depreciation and amortization	288	269	240
Expenditures for long-lived assets	408	542	497
Industrial Activities [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	3,346	3,258	3,770
Depreciation and amortization	85	77	86
Expenditures for long-lived assets	65	72	105
Industrial Activities [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	10,888	11,278	11,081
Depreciation and amortization	209	185	193
Expenditures for long-lived assets	391	458	294
Industrial Activities [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	4,464	4,412	3,764
Depreciation and amortization	144	159	157
Expenditures for long-lived assets	136	148	144
Industrial Activities [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	(2,704)	(3,050)	(2,706)
Industrial Activities [Member] | Other Activities And Adjustments
Segment Reporting Information [Line Items]
Depreciation and amortization	(1)	(4)	(3)
Expenditures for long-lived assets	5		2
Financial services [Member]
Segment Reporting Information [Line Items]
Net revenues	1,828	1,679	1,698
Depreciation and amortization	6	4	4
Expenditures for long-lived assets	$ 17	$ 7	$ 6